Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS, INC.
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
Dreyfus Diversified International Fund | Class A
Prospectus:
Trading Symbol	DFPAX
Dreyfus Diversified International Fund | Class C
Prospectus:
Trading Symbol	DFPCX
Dreyfus Diversified International Fund | Class I
Prospectus:
Trading Symbol	DFPIX
Dreyfus Diversified International Fund | Class Y
Prospectus:
Trading Symbol	DDIFX
Dreyfus Global Infrastructure Fund | Class A
Prospectus:
Trading Symbol	DGANX
Dreyfus Global Infrastructure Fund | Class C
Prospectus:
Trading Symbol	DGCNX
Dreyfus Global Infrastructure Fund | Class I
Prospectus:
Trading Symbol	DIGNX
Dreyfus Global Infrastructure Fund | Class Y
Prospectus:
Trading Symbol	DYGNX
Dreyfus Global Real Estate Securities Fund | Class A
Prospectus:
Trading Symbol	DRLAX
Dreyfus Global Real Estate Securities Fund | Class C
Prospectus:
Trading Symbol	DGBCX
Dreyfus Global Real Estate Securities Fund | Class I
Prospectus:
Trading Symbol	DRLIX
Dreyfus Global Real Estate Securities Fund | Class Y
Prospectus:
Trading Symbol	DRLYX